Other Investments - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other investments [line items]
Listed investments	£ 1,736	£ 2,281
Investments designated as measured at FVTOCI [member]
Other investments [line items]
Exchange adjustments	20	(91)
Investments measured a FVTPL [member]
Other investments [line items]
Exchange adjustments	2	0
Equity investments measured at fair value through other comprehensive income (FVTOCI) [member]
Other investments [line items]
Fair value of investment disposed during the year	240	569
Cumulative gain loss on disposal of investments	£ 132	163
Cure Vac A G [Member]
Other investments [line items]
Percentage of common stock held	8.00%
Investment fair value	£ 380	887
Theravance Biopharma Inc [member]
Other investments [line items]
Shares at fair Value	£ 79	126
Vir Biotechnology [member]
Other investments [line items]
Percentage of common stock held	6.50%
Investment fair value	£ 266	£ 130